Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of share-based compensation expense
Share-based compensation expense was as follows:

For the years ended December 31,	2017	2016	2015
Continuing operations
Stock options, net of estimated forfeitures	$48,601	$25,008	$20,637
Restricted stock awards	13,243	10,106	10,305
Total non-cash stock compensation	61,844	35,114	30,942
Deferred compensation arrangement	—	738	4,901
Total continuing operations	$61,844	$35,852	$35,843

Discontinued operations
Share-based compensation expense for discontinued operations	2,944	2,957	3,178
Total continuing and discontinued operations	$64,788	$38,809	$39,021

Summary of stock options activity
The following tables summarize the stock option activity and the assumptions used to record the related share-based compensation expense for the years ended December 31, 2017, 2016 and 2015:

	2017			2016			2015
	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1	10,928	$21.81	$4,350	11,427	$26.12	$20,339	10,919	$25.84	$48,851
Granted	4,283	$19.01		303	$23.29		1,447	$26.72
Exercised	—	$—	$—	(245)	$19.57	$899	(460)	$18.76	$3,365
Forfeited or expired	(5,308)	$18.34		(557)	$23.78		(479)	$28.52
Outstanding at December 31	9,903	$19.30	$—	10,928	$21.81	$4,350	11,427	$26.12	$20,339
Exercisable at December 31	8,606	$19.38	$—	9,004	$21.48	$4,350	8,293	$24.32	$20,328
Vested and expected to vest	9,847	$19.31	$—	10,790	$21.79	$4,350	11,110	$26.08	$20,339

Summary of stock option plans, by exercise price range

	Options Outstanding		Options Exercisable		Assumption Range*
Exercise Prices	Number of Shares	Weighted Average Remaining Contractual Terms (Years)	Number of Shares	Weighted Average Remaining Contractual Terms (Years)	Risk-Free Interest Rate	Expected Terms in Years	Expected Volatility
Year Ended December 31, 2017
$14.58 - $19.56	6,500	4.58	5,549	4.22	0.33% - 3.31%	2.03 -10.00	32.18% - 69.74%
$21.00 - $21.28	693	2.18	347	0.66	0.43% - 3.60%	2.11 - 6.67	33.24% - 57.79%
$21.32 - $21.52	1,776	2.14	1,776	2.14	0.68% - 2.61%	3.38 - 6.55	38.16% - 69.74%
$21.68 - $22.32	221	1.94	221	1.94	0.57% - 3.03%	2.18 - 6.52	36.78% - 52.47%
$22.88 - $31.92	713	3.76	713	3.76	0.73% - 2.86%	4.00 - 6.52	39.03% - 53.80%
Year Ended December 31, 2016
$18.36 - $19.56	3,601	0.80	3,601	0.80	0.32% - 4.20%	1.90 - 6.95	26.85% - 52.47%
$20.16 - $21.28	353	1.66	353	1.66	0.42% - 3.60%	2.11 - 6.52	33.24% - 52.47%
$21.48 - $21.52	438	3.81	438	3.81	0.68% - 2.63%	3.38 - 6.58	38.16% - 52.47%
$21.68 - $22.32	320	3.10	320	3.10	0.57% - 3.03%	2.18 - 6.52	36.78% - 52.47%
$22.40 - $31.92	6,216	7.07	4,291	6.71	0.73% - 2.86%	4.00 - 7.12	39.03% - 58.84%
Year Ended December 31, 2015
$18.36 - $19.56	3,790	1.80	3,790	1.80	0.32% - 4.20%	1.90 - 6.95	26.85% - 52.47%
$20.16 - $21.28	353	2.70	353	2.70	0.42% - 3.60%	2.11 - 6.52	33.24% - 52.47%
$21.48 - $21.52	516	4.80	512	4.80	0.68% - 2.63%	3.38 - 6.58	38.16% - 52.47%
$21.68 - $22.32	344	4.10	344	4.10	0.57% - 3.03%	2.18 - 6.52	36.78% - 52.47%
$22.88 - $31.92	2,634	8.20	1,108	7.14	0.73% - 2.86%	4.00 - 6.52	39.03% - 58.84%
$34.52	3,788	7.80	2,184	7.80	1.76% - 2.07%	6.02 - 7.12	51.51% - 53.51%
* The expected dividend yield is zero for all options in all years.

Summary of non-vested restricted stock and restricted stock units activity
The following table summarizes the non-vested restricted stock and restricted stock units activity for the years ended December 31, 2017, 2016 and 2015:

	2017		2016		2015
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1	1,038	$25.97	865	$29.6	694	$32.48
Granted	1,337	$16.65	655	$23.27	449	$26.28
Vested	(328)	$22.35	(386)	$29.36	(215)	$31.48
Forfeited	(397)	$23.33	(96)	$26.51	(63)	$31.08
Non-vested at December 31	1,650	$19.74	1,038	$25.97	865	$29.6